Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

8. LONG-TERM DEBT

	December 31, 2011	December 31, 2010
Master credit agreement	$26,000,000	$38,026,321
Notes payable to members	-	18,750
Tax increment financing note (Note 9)	6,579,000	6,579,000
	32,579,000	44,624,071
Less current maturities	(4,586,418)	(6,025,417)
Less debt previously classified as long-term	-	(38,579,904)
	$27,992,582	$18,750

The maturities of long term debt at December 31, 2011 are as follows:

2012	$4,586,418
2013	4,586,418
2014	4,586,418
2015	4,586,418
2016	4,586,418
Thereafter	9,646,910
Total long-term debt	$32,579,000

Master Credit Agreement

In February, 2007, the Company entered into a master credit agreement with AgCountry Farm Credit Services FCA (f/k/a Farm Credit Services of Grand Forks, North Dakota) regarding a senior secured credit facility. As of December 31, 2010 and throughout 2011, the Company was in violation of several loan covenants required under the original credit agreement and therefore, the Company was in default under the credit agreement. However, the Company entered into a forbearance agreement with AgCountry which remained effective until June 30, 2011. This default resulted in all debt under the original credit agreement being classified as current liabilities effective as of December 31, 2010. The loan covenants under the original credit agreement included requirements for minimum working capital of $6,000,000, minimum current ratio of 1.20:1.00, minimum tangible net worth of $41,000,000, minimum owners' equity ratio of 50%, and a minimum fixed charge coverage ratio of 1.25:1.00, and also included restrictions on distributions and capital expenditures.

On December 31, 2011, the Company and AgCountry entered into an amended and restated master credit agreement pursuant to which the parties agreed to restructure and re-document the loans and other credit facilities provided by AgCountry.  Under the amended agreement, the Company is required to make level monthly principal payments of $356,164 through February 1, 2018. Beginning on September 30, 2012 and the last day of the first, second, and third quarters thereafter, the Senior Lender will make a 100% cash flow sweep of the Company's operating cash balances in excess of $3,600,000 to be applied to the principal balance. In addition, the Company is required to make monthly interest payments at the one month LIBOR plus 5.5%, but not less than 6.0%. The interest rate was 6.0% as of December 31, 2011. In addition to the monthly scheduled payments detailed above, the Company made a special principal payment in the amount of $7,105,272 on December 31, 2011.  As of December 31, 2011 and 2010, the Company had $26,000,000 and $38,026,321 outstanding on the loan, respectively.

The amended agreement requires the Company to maintain certain financial covenants including minimum tangible net worth of $30,000,000 and minimum owners' equity ratio of 50%. The loan is secured substantially by all the Company's assets. Under the amended agreement, owners' equity is to be determined in accordance with generally accepted accounting principles in the United States.  Under authoritative U.S. accounting guidance, equity is defined as the residual interest in assets of an entity after deducting its liabilities The owners' equity to be used to measure compliance with this loan covenant is temporary members' equity of $10,497,426 plus members' equity of $32,846,640, for a total of $43,344,066.

As of December 31, 2010, restricted cash was $2,206,754 of which $1,164,000 was collateral for the above mentioned collateral agreement with the Company's natural gas transporter and the remainder was cash held by AgCountry in lieu of restructuring of the Construction Loan.